Share Capital - Schedule of Shared Based Compensation, Stock Options (Details) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance (in shares)	111,866	111,866
Granted (in shares)		0
Vested (in shares)		0
Forfeited (in shares)	0	0
Exercised (in shares)		0
Ending balance (in shares)		111,866
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 2.23	$ 2.23
Weighted average grant date fair value, granted (in dollars per share)		0
Weighted average grant date fair value, vested (in dollars per share)		0
Weighted average grant date fair value, forfeited (in dollars per share)		0
Weighted average grant date fair value, exercised (in dollars per share)		0
Weighted average grant date fair value, ending balance (in dollars per share)		2.23
Weighted average exercise price, beginning balance (in dollars per share)	$ 4.85	4.85
Weighted average exercise price, granted (in dollars per share)		0
Weighted average exercise price, vested (in dollars per share)		0
Weighted average exercise price, forfeited (in dollars per share)		0
Weighted average exercise price, exercised (in dollars per share)		0
Weighted average exercise price, ending balance (in dollars per share)		$ 4.85